Income Taxes (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 25, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Income taxes			$ 27,000	$ 29,600	$ 28,275
Additional reduction to the state corporate income tax rate	1.60%
Reduction to the state corporate income tax rate	2.00%
Decrease in deferred taxes			1,300
Tax benefit from temporary differences			$ 100
Statutory state income tax rate			5.375%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%
Indianapolis Power And Light Company
Entity Information [Line Items]
Income taxes			$ 27,000	$ 37,400	$ 33,750
Additional reduction to the state corporate income tax rate	1.60%
Reduction to the state corporate income tax rate	2.00%
Decrease in deferred taxes			1,300
Tax benefit from temporary differences			$ 100
Statutory state income tax rate			5.375%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%
Scenario, Forecast [Member]
Entity Information [Line Items]
Statutory state income tax rate		5.075%
Scenario, Forecast [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Statutory state income tax rate		5.075%